REVENUE RECOGNITION (Detail) (USD $) In Millions, unless otherwise specified	0 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Revenue Recognition [Abstract]
Rebates	$ 3,737	$ 3,090
Chargebacks	1,072	1,114
Returns	591	573
Other	178	141
Sales reserves and allowances	$ 5,578	$ 4,918